Shareholder Report, Average Annual Return (Details) 190342_AAM S-P 500 High Dividend Value ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	95 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
AAM S&P 500 High Dividend Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM S&P 500 High Dividend Value ETF NAV
Average Annual Return, Percent	6.99%	14.20%	7.93%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	14.72%
S&P 500 Dividend and Free Cash Flow Yield Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Dividend and Free Cash Flow Yield Index TR
Average Annual Return, Percent	7.35%	14.63%	8.30%